Closure and rehabilitation provisions (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Closure and Rehabilitation Provisions

	2021	2020
	US$M	US$M
At the beginning of the financial year	8,810	6,977
Capitalised amounts for operating sites:
Change in estimate	1,974	1,255
Exchange translation	483	(188)
Adjustments charged/(credited) to the income statement:
Increases to existing and new provisions	564	731
Exchange translation	76	(19)
Released during the year	(157)	(43)
Other adjustments to the provision:
Amortisation of discounting impacting net finance costs	380	356
Acquisition of subsidiaries and operations	179	–
Divestment and demerger of subsidiaries and operations	(81)	–
Expenditure on closure and rehabilitation activities	(321)	(258)
Exchange variations impacting foreign currency translation reserve	3	(1)

At the end of the financial year	11,910	8,810

Comprising:
Current	591	373
Non-current	11,319	8,437

Operating sites	9,279	6,636
Closed sites	2,631	2,174